JOINT VENTURES - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Aug. 31, 2018	Jun. 30, 2019	Sep. 30, 2018	Jun. 28, 2018	Jun. 30, 2019	Jun. 30, 2018
Trigall Genetics S.A.
JOINT VENTURES
Percentage of profit					5.00%
Maximum percentage of capital					20.00%
Semya S.A.
JOINT VENTURES
Percentage of equity interest		50.00%
Synertech Industrias S.A.
JOINT VENTURES
Percentage of profit						5.00%
Maximum percentage of capital						20.00%
Percentage of equity interest				50.00%
Minimum investment construction and start-up of the new plant		$ 30			$ 30
Indrasa Biotecnologia S.A.
JOINT VENTURES
Percentage of equity interest	52.50%		35.00%